Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	485BPOS
Period end date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	EATON VANCE VARIABLE TRUST
Registrant CIK	dei_EntityCentralIndexKey	0001121746
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Eaton Vance VT Floating-Rate Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return	rr_RiskReturnHeading	Eaton Vance VT Floating-Rate Income Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide a high level of current income.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance separate account (“Variable Contract”) or qualified pension or retirement plan (“Qualified Plan”).  If these fees and expenses were included, expenses shown would be higher.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect direct expenses of the plan, and you should consult your administrator for more information.

This table describes the expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example	rr_ExpenseExampleHeading	Example.
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If these fees and expenses were included, expenses shown would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to subordinated debtholders and stockholders of the borrower. Loans usually are of below investment grade quality and have below investment grade credit ratings, such ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (collectively, “Junior Loans”), other floating rate debt securities, fixed-income debt obligations and money market instruments.  Other floating rate debt securities, fixed-income debt securities and money market instruments may include: bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and commercial paper.  Money market instruments with a remaining maturity of less than 60 days are deemed floating rate debt securities.  Senior Loans and Junior Loans are referred to together herein as “loans.”  The Fund may invest up to 25% of its total assets in U.S. dollar denominated foreign Senior Loans.

The investment adviser seeks to maintain broad borrower and industry diversification among the Fund’s loans.  When selecting loans, the investment adviser seeks to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics.  Loans may be sold, if in the opinion of the investment adviser, the risk-return profile deteriorates or to pursue more attractive investment opportunities.  Preservation of capital is considered when consistent with the Fund’s investment objective. When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation.  When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to subordinated debtholders and stockholders of the borrower. Loans usually are of below investment grade quality and have below investment grade credit ratings, such ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).
Risk	rr_RiskHeading	Principal Risks
Risk	rr_RiskTextBlock

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.  No active trading market may exist for certain investments held by the Fund which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Credit Risk. Investments in loans and other debt obligations (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.  Due to their lower place in the borrower’s capital structure, Junior Loans involve a higher degree of overall risk than Senior Loans to the same borrower.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders. The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors.  Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached.  The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants.  Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.  The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S.  Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.  Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments.

Lower Rated Investments Risk.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities.  The impact of interest rate changes is significantly less for floating-rate instruments that have relatively short periodic rate resets (e.g., ninety days or less). In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Certain instruments held by the Fund were historically based on the London Interbank Offered Rate (“LIBOR”), which was the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR historically was used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. Upon a determination by regulators to phase out the use of LIBOR, market participants have been transitioning to the use of alternative reference rates over the past few years.  As of June 30, 2023, the administrator of LIBOR ceased publishing LIBOR settings.  The impact of the transition away from LIBOR on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S. Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Morningstar® LSTA® US Leverage Loan IndexSM to the Bloomberg US Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that Eaton Vance believes is representative of the Fund’s investment universe. The returns in the bar chart are for Initial Class shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower.  Thus, you should not compare the Fund’s returns directly with the performance of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.  Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Morningstar® LSTA® US Leverage Loan IndexSM to the Bloomberg US Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that Eaton Vance believes is representative of the Fund’s investment universe.
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Initial Class shares and do not reflect any insurance-related expenses and charges under a Variable Contract or expenses related to a Qualified Plan. If such charges were reflected, the returns would be lower.
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
Bar Chart Closing	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2023, the highest quarterly total return for Initial Class shares was 6.86% for the quarter ended June 30, 2020, and the lowest quarterly return was -10.27% for the quarter ended March 31, 2020.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The ADV Class performance shown above for the period prior to April 15, 2014 (commencement of operations), is the performance of Initial Class shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Institutional Class performance shown above for the period prior to May 1, 2016 (commencement of operations) is the performance of ADV Class shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The ADV Class performance shown above for the period prior to April 15, 2014 (commencement of operations), is the performance of Initial Class shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.  Institutional Class performance shown above for the period prior to May 1, 2016 (commencement of operations) is the performance of ADV Class shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with Eaton Vance, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg US Universal Index, and neither shall be liable in any way to Eaton Vance, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg US Universal Index or any data included therein.  Investors cannot invest directly in an Index.

Morningstar® LSTA® US Leveraged Loan IndexSM is a product of Morningstar, Inc. (“Morningstar”) licensed for use by Eaton Vance.  Morningstar® is a registered trademark of Morningstar licensed for certain use by Eaton Vance.  Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use by Eaton Vance.  Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein.  Investors cannot invest directly in an Index.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2023
Eaton Vance VT Floating-Rate Income Fund | Risk Lose Money
Prospectus [Line Items]	rr_ProspectusLineItems
Risk	rr_RiskTextBlock	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Eaton Vance VT Floating-Rate Income Fund | Risk Not Insured Depository Institution
Prospectus [Line Items]	rr_ProspectusLineItems
Risk	rr_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Eaton Vance VT Floating-Rate Income Fund | Bloomberg US Universal Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	6.17%
Five Years	rr_AverageAnnualReturnYear05	1.44%
Ten Years	rr_AverageAnnualReturnYear10	2.08%
Eaton Vance VT Floating-Rate Income Fund | Morningstar® LSTA® US Leveraged Loan IndexSM
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	13.32%
Five Years	rr_AverageAnnualReturnYear05	5.79%
Ten Years	rr_AverageAnnualReturnYear10	4.41%
Eaton Vance VT Floating-Rate Income Fund | Initial Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses(1)	rr_OtherExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	$ 119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	$ 1,420
2014	rr_AnnualReturn2014	0.57%
2015	rr_AnnualReturn2015	(0.99%)
2016	rr_AnnualReturn2016	8.95%
2017	rr_AnnualReturn2017	3.44%
2018	rr_AnnualReturn2018	(0.07%)
2019	rr_AnnualReturn2019	7.08%
2020	rr_AnnualReturn2020	2.00%
2021	rr_AnnualReturn2021	3.63%
2022	rr_AnnualReturn2022	(2.74%)
2023	rr_AnnualReturn2023	11.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.27%)
One Year	rr_AverageAnnualReturnYear01	11.21%
Five Years	rr_AverageAnnualReturnYear05	4.13%
Ten Years	rr_AverageAnnualReturnYear10	3.22%
Eaton Vance VT Floating-Rate Income Fund | ADV Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses(1)	rr_OtherExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	$ 1,131
One Year	rr_AverageAnnualReturnYear01	11.48%
Five Years	rr_AverageAnnualReturnYear05	4.41%
Ten Years	rr_AverageAnnualReturnYear10	3.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2014
Eaton Vance VT Floating-Rate Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses(1)	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	$ 835
One Year	rr_AverageAnnualReturnYear01	11.92%
Five Years	rr_AverageAnnualReturnYear05	4.69%
Ten Years	rr_AverageAnnualReturnYear10	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2016

[1]	Includes interest expense of 0.03%.